UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	5/31/07

                          The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and,                           therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

Global Stock Fund
International Stock Fund

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
22	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Global Stock Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the period since the fund’s inception on December 29, 2006, through May 31, 2007.

Conditions in the global economy have remained relatively robust, even as U.S. economic growth has moderated. While we expect the global expansion to continue, it probably will do so at a somewhat reduced pace as softer U.S. consumer and business spending reduces demand for imports and some high-flying emerging markets, notably China, take steps to reduce unsustainably high growth rates. These factors may compel global investors to proceed with a sense of greater caution.

The U.S. dollar, however, has continued to decline relative to most other currencies, making investments denominated in foreign currencies more valuable for U.S. residents.We expect this trend to persist, as a stubborn U.S. trade deficit and stronger economic growth in some overseas markets continue to attract global capital away from U.S. markets and toward those with higher potential returns. These factors, combined with a weakening U.S. dollar, could lead to new opportunities and challenges in international equity markets.As always, your financial advisor can help you position your investments for these developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period between the fund’s inception on December 29, 2006, and May 31, 2007, as provided by Walter Scott & Partners Limited (WSPL), Sub-Adviser

Fund and Market Performance Overview

Global equity markets continued to advance over the reporting period in an environment of robust worldwide economic growth and increased mergers-and-acquisitions (“M&A”) activity, particularly in Europe.The fund’s returns lagged its benchmark index, primarily due to disappointments among a number of Japanese holdings, where strong business fundamentals have not yet been reflected in higher stock prices. The fund produced slightly lower returns than its benchmark because of our short duration early in the reporting period, which we attribute to the maintenance of cash balances within the fund’s portfolio during the startup of the fund.

For the period between the fund’s inception on December 29,2006,and the end of its semiannual reporting period on May 31, 2007, the fund produced returns of 5.36% for Class A shares, 4.96% for Class C shares, 5.44% for Class R shares and 5.20% for Class T shares.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International World Index (the “MSCI World Index”), produced a 10.02% return over the same period.2

The Fund’s Investment Approach

The fund seeks long-term total return by normally investing at least 80% of its assets in stocks of companies with any market capitalization that are located in the world’s developed markets.When selecting stocks,WSPL seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research.WSPL first selects candidates for investment that meet certain broad absolute and trend criteria. Financial statements are restated in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competi-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

tion, industry position and outlook. Stocks are then selected whose expected growth rate is available at a reasonable valuation.

Europe Leads the Developed Markets Higher

Although the firm chooses investments one company at a time and not according to broad economic or market trends, it is worth noting that global equity markets were supported over the reporting period by relatively robust economic conditions. Europe generally provided particularly attractive results as companies in the region continued to benefit from corporate restructuring and M&A activity, as well as positive earnings announcements and favorable economic growth forecasts.The United States also saw a high level of M&A activity, but soft housing markets and relatively high interest rates compared to other developed markets constrained U.S. economic growth. While Japan’s stock market lagged the European and U.S. equity markets, the fund’s Japanese companies generally posted positive returns.

The fund began operations with relatively heavy emphasis on companies in Japan and relatively light exposure to companies in Europe and the United States. This mix of investments is a product of the bottom-up security selection process and expectations of current and future corporate results. Indeed, improved business fundamentals are being seen among many of the fund’s Japanese holdings, including optical glass manufacturer Hoya, electronic components company Rohm, sensor and measurement instruments provider Keyence and auto parts maker Denso. However, these fundamental strengths did not translate into higher stock prices, undermining the fund’s relative performance for the reporting period overall.

A Variety of Individual Holdings Drove Performance

The fund received stronger contributions to performance from the security selection strategy in Europe. French oil giant Total and Swiss food and beverage leader Nestle posted attractive growth rates and have demonstrated their ability to maintain strong internal controls in running multinational businesses. United Kingdom-based grocery chain William Morrison Supermarkets rebounded after absorbing previous acquisitions and solving management problems. Also in the U.K., consumer staples company Reckitt Benckiser has benefited from

4

a strong management team and economies achieved through mergers. Other European winners during the reporting period included French luxury goods purveyor LVMH, Spanish fashions distributor Industria De Diseno Inditex and Swedish apparel retailer Hennes & Mauritz.

In the United States, independent oil & gas company EOG Resources fared well due to strong management and robust demand for exploration and production of new energy reserves.However,gains in the energy area were offset by weaker results within other sectors.

Seeking Opportunities in Developed Markets Worldwide

As of the reporting period’s end, attractive investment opportunities continue to be identified in developed markets throughout the world. However, many European stocks already have posted strong gains, current levels of M&A activity may be symptomatic of overvalued stock prices, and the strong euro may restrict the region’s economic growth potential. U.S. stock market valuations also seem high, especially in light of record consumer debt levels.Conversely,many companies in Japan and Hong Kong seem favorably positioned to benefit from growth throughout the Pacific Rim, including China. Finally, regardless of where the firm is currently finding opportunities for investment,WSPL intends to continue to focus on businesses with relatively little debt and a demonstrated ability to generate positive cash flows. In the firm’s view, this is a prudent approach to investing in global markets over the long term.

June 15, 2007

[1] Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation in effect through November 30,
2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCES: Morgan Stanley Capital International — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International
(MSCI) World Index is an unmanaged index of global stock market performance, including the
United States, Canada, Europe,Australia, New Zealand and the Far East.

The Fund 5

UNDERSTANDING YOUR FUND’ S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 29, 2006 to May 31, 2007†. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007†
	Class A	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 6.50	$ 9.73	$ 5.42	$ 7.58
Ending value (after expenses)	$1,053.60	$1,049.60	$1,054.40	$1,052.00

C O M P A R I N G Y O U R F U N D ’ S E X P E N S E S W I T H T H O S E O F O T H E R F U N D S (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007†
	Class A	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 6.38	$ 9.55	$ 5.32	$ 7.43
Ending value (after expenses)	$1,014.77	$1,011.60	$1,015.82	$1,013.71

† From December 29, 2006 (commencement of initial offering) to May 31, 2007.

Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C, 1.25% for Class R and 1.75% for Class T, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the actual days since inception).

6

S TAT E M E N T O F I N V E S T M E N T S M a y 3 1 , 2 0 0 7 (Unaudited)
Common Stocks—96.3%	Shares	Value ($)

Australia—1.9%
Woodside Petroleum	8,600	306,157
Bermuda—1.5%
Nabors Industries	6,700 [a]	232,236
Canada—2.0%
Suncor Energy	3,700	321,298
Finland—.9%
Nokia	5,200	142,360
France—7.6%
Cie Generale d’Optique Essilor International	1,900	228,283
L’Oreal	2,800	332,612
LVMH Moet Hennessy Louis Vuitton	2,800	330,427
Total	4,100	308,881
		1,200,203
Hong Kong—8.6%
China Mobile	16,000	149,584
CLP Holdings	42,000	296,108
CNOOC	345,000	326,518
Hong Kong & China Gas	139,500	291,924
Hutchison Whampoa	31,000	299,150
		1,363,284
Japan—34.7%
Advantest	5,300	226,449
AEON Mall	4,200	152,188
Astellas Pharma	5,900	261,296
Canon	4,700	276,505
Daikin Industries	8,400	307,136
Daito Trust Construction	4,100	217,288
Denso	6,100	214,018
Eisai	4,800	223,228
Fanuc	3,200	305,526
Hirose Electric	600	77,893
Honda Motor	6,200	218,035
Hoya Pentax HD Corp.	9,500	307,547
Keyence	1,100	234,994
Millea Holdings	7,000	278,378
Mitsubishi Estate	8,000	245,840

The Fund 7

S TAT E M E N T O F I N V E S T M E N T S (Unaudited) (continued)
Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Mitsubishi UFJ Financial Group	25	287,581
Murata Manufacturing	3,400	240,253
Nitto Denko	4,400	218,726
Rohm	3,500	314,613
Secom	4,000	188,982
Shimamura	1,500	161,333
Shin-Etsu Chemical	3,300	221,256
Takeda Pharmaceutical	4,800	322,222
		5,501,287
Singapore—1.9%
DBS Group Holdings	19,000	296,894
Spain—1.4%
Inditex	3,600	227,189
Sweden—2.4%
Hennes & Mauritz, Cl. B	3,700	234,208
Telefonaktiebolaget LM Ericsson, Cl. B	40,000	151,745
		385,953
Switzerland—2.0%
Nestle	820	319,356
United Kingdom—10.7%
BG Group	20,200	308,754
GlaxoSmithKline	12,000	311,547
Kingfisher	44,000	216,264
Reckitt Benckiser	5,600	304,461
Rio Tinto	4,400	319,714
William Morrison Supermarkets	38,000	236,554
		1,697,294
United States—20.7%
Abbott Laboratories	5,600	315,423
Anadarko Petroleum	6,700	332,655
Automatic Data Processing	4,600	228,620
C.R. Bard	1,700	143,497
EOG Resources	4,000	307,600
Home Depot	3,900	151,593
Intel	6,400	141,888
Johnson & Johnson	3,700	234,118

Common Stocks (continued)		Shares	Value ($)

United States (continued)
Linear Technology		4,500	161,344
Medtronic		4,400	233,948
Patterson Cos.		6,800 [a]	255,136
Schlumberger		3,900	303,693
SYSCO		7,200	238,482
Walgreen		5,300	239,312
			3,287,309
Total Common Stocks
(cost $14,625,792)			15,280,820

Other Investment—4.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $700,000)		700,000 [b]	700,000

Total Investments (cost $15,325,792)		100.7%	15,980,820
Liabilities, Less Cash and Receivables		(.7%)	(116,964)
Net Assets		100.0%	15,863,856

Non-income producing security.
Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Health Care	16.0	Industrial	12.0
Consumber Goods	13.9	Energy Services	7.1
Energy	13.9	Financial Services	7.0
Technology	13.5	Money Market Investment	4.4
Consumer Services	12.9		100.7

Based on net assets.
notes to financial statements.

The Fund 9

S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S M a y 3 1 , 2 0 0 7 (Unaudited)
			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			14,625,792	15,280,820
Affiliated issuers			700,000	700,000
Cash				72,181
Receivable for shares of Common Stock subscribed				69,042
Dividends and interest receivable				33,470
Prepaid expenses				59,808
				16,215,321

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)				1,362
Payable for investment securities purchased				274,748
Payable for shares of Common Stock redeemed				44,897
Unrealized depreciation on forward
currency exchange contracts—Note 3				10
Accrued expenses				30,448
				351,465

Net Assets ($)				15,863,856

Composition of Net Assets ($):
Paid-in capital				15,153,058
Accumulated undistributed investment income—net				47,839
Accumulated net realized gain (loss) on investments				8,349
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				654,610

Net Assets ($)				15,863,856

Net Asset Value Per Share
	Class A	Class C	Class R	Class T

Net Assets ($)	5,857,400	827,756	8,652,670	526,030
Shares Outstanding	444,904	63,079	656,688	40,000

Net Asset Value Per Share ($)	13.17	13.12	13.18	13.15

See notes to financial statements.

10

S TAT E M E N T O F O P E R AT I O N S Fr o m D e c e m b e r 2 9 , 2 0 0 6 ( c o m m e n c e m e n t o f o p e r a t i o n s ) t o M a y 3 1 , 2 0 0 7 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $6,708 foreign taxes withheld at source):
Unaffiliated issuers	93,209
Affiliated issuers	8,541
Interest	34
Total Income	101,784
Expenses:
Management fee—Note 2(a)	36,211
Registration fees	26,441
Custodian fees	19,050
Auditing fees	14,937
Legal fees	8,250
Shareholder servicing costs—Note 2(c)	5,538
Distribution fees—Note 2(b)	2,362
Prospectus and shareholders’ reports	900
Directors’ fees and expenses—Note 2(d)	467
Miscellaneous	4,482
Total Expenses	118,638
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(57,607)
Less—reduction in custody fees due to earnings credits—Note 1(c)	(7,086)
Net Expenses	53,945
Investment Income—Net	47,839

Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	32,458
Net realized gain (loss) on forward currency exchange contracts	(24,109)
Net Realized Gain (Loss)	8,349
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	654,610
Net Realized and Unrealized Gain (Loss) on Investments	662,959
Net Increase in Net Assets Resulting from Operations	710,798

See notes to financial statements.

The Fund 11

S TAT E M E N T O F C H A N G E S I N N E T A S S E T S Fr o m D e c e m b e r 2 9 , 2 0 0 6 ( c o m m e n c e m e n t o f o p e r a t i o n s ) t o M a y 3 1 , 2 0 0 7 (Unaudited)
Operations ($):
Investment income—net	47,839
Net realized gain (loss) on investments	8,349
Net unrealized appreciation
(depreciation) on investments	654,610
Net Increase (Decrease) in Net Assets
Resulting from Operations	710,798

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	5,703,412
Class C shares	794,496
Class R shares	8,495,000
Class T shares	500,000
Cost of shares redeemed:
Class A shares	(79,850)
Class R shares	(260,000)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	15,153,058
Total Increase (Decrease) in Net Assets	15,863,856

Net Assets ($):
Beginning of Period	—
End of Period	15,863,856
Undistributed investment income—net	47,839

Capital Share Transactions (Shares):
Class A
Shares sold	450,992
Shares redeemed	(6,088)
Net Increase (Decrease) in Shares Outstanding	444,904

Class C
Shares sold	63,079

Class R
Shares sold	678,030
Shares redeemed	(21,342)
Net Increase (Decrease) in Shares Outstanding	656,688

Class T
Shares sold	40,000

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S (Unaudited)

The following table describes the performance for each share class for the period from December 29, 2006 (commencement of operations) to May 31, 2007.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class R	Class T
	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment income—net [a]	.04	.00[b]	.08	.03
Net realized and unrealized
gain (loss) on investments	.63	.62	.60	.62
Total from Investment Operations	.67	.62	.68	.65
Net asset value, end of period	13.17	13.12	13.18	13.15

Total Return (%) [c]	5.36[d]	4.96[d]	5.44	5.20[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [c]	1.20	1.52	1.10	1.32
Ratio of net expenses
to average net assets [c]	.57	.89	.45	.69
Ratio of net investment income
to average net assets [c]	.35	.03	.65	.20
Portfolio Turnover Rate [c]	1.35	1.35	1.35	1.35

Net Assets, end of period ($ x 1,000)	5,857	828	8,653	526

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
[d] Exclusive of sales charge.
See notes to financial statements.

The Fund 13

N O T E S T O F I N A N C I A L S TAT E M E N T S (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company currently offering five series, including the fund, which commenced operations on December 29, 2006. The fund’s investment objective seeks long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Walter Scott & Partners Limited (“WSPL”) serves as the fund’s sub-investment adviser. The fiscal year end of the fund is November 30.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007.The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

As of May 31, 2007, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 280,000 of the outstanding Class A shares and 40,000 of the outstanding Class C,Class R and Class T shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or

The Fund 15

N O T E S T O F I N A N C I A L S TAT E M E N T S (Unaudited) (continued)

official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distribu-

The Fund 17

N O T E S T O F I N A N C I A L S TAT E M E N T S (Unaudited) (continued)

tions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until November 30, 2007, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $57,607 during the period ended May 31, 2007.

18

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and WSPL, Dreyfus pays WSPL an annual fee of .55% of the value of the fund’s average daily net assets up to $250 million and .35% of the value of the fund’s average daily net assets in excess of $250 million, payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2007, Class C and Class T shares were charged $1,831 and $531, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2007, Class A, Class C and Class T shares were charged $4,276, $611 and $531, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $70 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The Fund 19

N O T E S T O F I N A N C I A L S TAT E M E N T S (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $10,580, Rule 12b-1 distribution plan fees $596, shareholder services plan fees $1,407, chief compliance officer fees $2,044 and transfer agency per account fees $32, which are offset against an expense reimbursement currently in effect in the amount of $13,297.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended May 31, 2007, amounted to $14,753,508 and $142,894, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at May 31, 2007:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchase;
Japanese Yen,
expiring 6/4/2007	2,609,394	21,450	21,440	(10)

At May 31, 2007, accumulated net unrealized appreciation on investments was $655,028, consisting of $885,644 gross unrealized appreciation and $230,616 gross unrealized depreciation.

At May 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on December 20, 2006, the Board considered the approval, through the renewal date of November 30 2008, of the fund’s Management Agreement, pursuant to which the Manager would provide the fund with investment advisory and administrative services, and of the Manager’s Sub-Investment Advisory Agreement with Walter Scott & Partners Limited (“WSPL”), pursuant to which WSPL would serve as sub-investment adviser and would provide day-to-day management of the Fund’s portfolio. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services to be provided to the fund, and discussed the nature, extent, and quality of the services to be provided to the fund by the Manager pursuant to the Management Agreement, and by WSPL pursuant to the Sub-Investment Advisory Agreement. The Manager’s representatives noted the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s intended distribution channels.The Board noted that, as a new fund, the fund did not have any assets or open accounts.

The Board members also considered the Manager’s and WSPL’s research and portfolio management capabilities and that the Manager also will provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure, as well as the Manager’s supervisory activities over WSPL.

22

Comparative Analysis of the Fund’s Proposed Management Fee and Expenses. As the fund has not yet commenced operations, the Board members were not able to review the fund’s performance or actual expense ratio.The Board discussed with representatives of the Manager the investment strategies to be employed by WSPL in the management of the fund’s assets.The Board members noted WSPL’s reputation and experience with respect to global equity investing and the individual portfolio managers’ experience in investing in the domestic and foreign markets.

The Board members also discussed the fund’s management fee (and sub-advisory fee) and anticipated expense ratio and compared them to the range of management fees and expense ratios for the funds in the Lipper Global Large-Cap Growth Funds category.The Board members noted that the fund’s proposed management fee for the fund was slightly higher than the average management fee for the Lipper cate-gory.The Board also noted the Manager’s agreement to limit the fund’s total expense ratio at least through November 30, 2007.

Representatives of the Manager reviewed with the Board members the fee paid to an affiliate of the Manager for the one fund reported in the same Lipper category as the fund (the “Similar Fund”).The Manager’s representatives also reviewed the fees charged to institutional separate accounts managed by WSPL (the “Separate Accounts” and, collectively with the Similar Fund, the “Similar Accounts”) that have similar investment objectives and policies as the fund.The Manager’s representatives explained the nature of each Similar Account and the differences, from the Manager’s and WSPL’s perspective (as applicable), in providing services to the Similar Accounts as compared to the fund. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s proposed management fee and sub-advisory fee.

The Fund 23

INFORMATION ABOUT THERE VIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, the Manager’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager.The Board members also considered potential benefits to the Manger or WSPL from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements in the future with respect to trading the fund’s portfolio.The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets.The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee annually after an initial term of the Management Agreement. Since the Manager, and not the fund, will pay WSPL pursuant to the Sub-Investment Advisory Agreement, the Board did not consider WSPL’s profitability to be relevant.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the fund’s Management Agreement and the Sub-Investment Advisory Agreement with WSPL. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services to be provided by the Manager and WSPL are adequate and appropriate.The Board considered the Manager’s and WSPL’s experience and reputation with respect to domestic and international equity investing and the portfolio managers’ experience in investing in foreign markets.

• The Board noted that since the Fund had not commenced operations, it had no performance to measure and thus performance was not a factor.

• The Board concluded that the fee to be paid to the Manager by the Fund was reasonable in light of the services to be provided, comparative expense and management fee information, and benefits anticipated to be derived by the Manager or WSPL from its relationship with the fund, and that, the fee to be paid by the Manager or WSPL is reasonable and appropriate.

The Board members considered these conclusions and determinations, and without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement, and Sub-Advisory Agreement with WSPL, was in the best interests of the fund and its prospective shareholders.

The Fund 25

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
23	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

International
Stock Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the period from the fund’s inception on December 29, 2006, through May 31, 2007.

Conditions in the global economy have remained relatively robust, even as U.S. economic growth has moderated. While we expect the global expansion to continue, it probably will do so at a somewhat reduced pace as softer U.S. consumer and business spending reduces demand for imports and some high-flying emerging markets, notably China, take steps to reduce unsustainably high growth rates. These factors may compel global investors to proceed with a sense of greater caution.

The U.S. dollar, however, has continued to decline relative to most other currencies, making investments denominated in foreign currencies more valuable for U.S. residents.We expect this trend to persist, as a stubborn U.S. trade deficit and stronger economic growth in some overseas markets continue to attract global capital away from U.S. markets and toward those with higher potential returns. These factors, combined with a weakening U.S. dollar, could lead to new opportunities and challenges in international equity markets. As always, your financial advisor can help you position your investments for these developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period between the fund’s inception on December 29, 2006, and May 31, 2007, as provided by Walter Scott & Partners Limited (WSPL), Sub-adviser

Fund and Market Performance Overview

International equity markets continued to advance over the reporting period in an environment of robust global economic growth and increased mergers-and-acquisitions (“M&A”) activity, particularly in Europe.The fund’s returns lagged its benchmark index, primarily due to disappointments among a number of Japanese holdings, where strong business fundamentals have not yet been reflected in higher stock prices.

For the period between the fund’s inception on December 29, 2006, and the end of its semi-annual reporting period on May 31, 2007, the fund produced returns of 3.12% for Class A shares, 2.88% for Class C shares, 3.36% for Class I shares and 3.12% for Class T shares.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”), produced a 10.61% return over the same period.2

The Fund’s Investment Approach

The fund seeks long-term total return by normally investing at least 80% of its assets in stocks of companies with any market capitalization that are located in the world’s developed markets outside of the United States.When selecting stocks,WSPL seeks companies with fundamental strengths that indicate the potential for sustainable growth.The firm focuses on individual stock selection through extensive fundamental research.WSPL first selects candidates for investment that meet certain broad absolute and trend criteria. Financial statements are restated in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position and outlook. Stocks are then selected whose expected growth rate is available at a reasonable valuation.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Europe Leads the Developed Markets Higher

Although the firm chooses investments one company at a time and not according to broad economic or market trends, it is worth noting that global equity markets were supported over the reporting period by relatively robust economic conditions. Europe, generally provided particularly attractive results as companies in the region continued to benefit from corporate restructuring and M&A activity, as well as positive earnings announcements and favorable economic growth forecasts. While Japan’s stock market lagged the European and U.S. equity markets, the fund’s Japanese companies generally posted positive returns.

The fund began operations with relatively heavy emphasis on companies in Japan and relatively light exposure to companies in Europe.This mix of investments is a product of the bottom-up security selection process and expectations of current and future corporate results. Indeed, improved business fundamentals are being seen among many of the fund’s Japanese holdings, including optical glass manufacturer Hoya, electronic components company Rohm, sensor and measurement instruments provider Keyence and auto parts maker Denso. However, these fundamental strengths did not translate into higher stock prices, undermining the fund’s relative performance for the reporting period overall.

A Variety of Individual Holdings Drove Performance

The fund received stronger contributions to performance from the security selection strategy in Europe. French oil giant Total and Swiss food and beverage leader Nestle posted attractive growth rates and have demonstrated their ability to maintain strong internal controls in running multinational businesses. United Kingdom-based grocery chain William Morrison Supermarkets rebounded after absorbing previous acquisitions and solving management problems. Also in the U.K., consumer staples company Reckitt Benckiser has benefited from a strong management team and economies achieved through mergers. Other European winners during the reporting period included French luxury goods purveyor LVMH Moet Hennessy Louis Vuitton, Spanish fashions distributor Industria De Diseno Textil (Inditex) and Swedish apparel retailer Hennes & Mauritz.

4

In other areas of the world, the fund held relatively few stocks from Canada or Australia while maintaining overweighted exposure to Hong Kong. Companies in Hong Kong seem well positioned to serve the growth of China, but with fewer risks than companies based in the volatile, poorly regulated business environment of the Chinese mainland. The fund’s Hong Kong holdings include infrastructure-related companies Hong Kong & China Gas and China Mobile.

Seeking Opportunities in Developed Markets Worldwide

As of the reporting period’s end, attractive investment opportunities continue to be identified in developed markets throughout the world. However, many European stocks already have posted strong gains, current levels of M&A activity may be symptomatic of overvalued stock prices, and the strong euro may restrict the region’s economic growth potential. Conversely, many Japanese and Hong Kong companies seem favorably positioned to benefit from ongoing economic growth throughout the Pacific Rim, including China. Finally, regardless of where the firm is currently finding opportunities for investment, WSPL intends to continue to focus on businesses with relatively little debt and a demonstrated ability to generate positive cash flows. In the firm’s view, this is a prudent approach to investing in international markets over the long term.

June 29, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation in effect through November 30,
2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 29, 2006 to May 31, 2007†. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007 †
	Class A	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 6.43	$ 9.63	$ 5.36	$ 7.50
Ending value (after expenses)	$1,031.20	$1,028.80	$1,033.60	$1,031.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007 †
	Class A	Class C	Class R	Class T

Expenses paid per $1,000 ††	$ 6.38	$ 9.55	$ 5.32	$ 7.43
Ending value (after expenses)	$1,014.77	$1,011.60	$1,015.82	$1,013.71

†	From December 29, 2006 (commencement of initial offering) to May 31, 2007.
††	Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C, 1.25% for
Class R and 1.75% for Class T, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the actual days since inception).

6

STATEMENT OF INVESTMENTS May 31, 2007 (Unaudited)
Common Stocks—94.6%	Shares	Value ($)

Australia—3.0%
Woodside Petroleum	43,000	1,530,787
Canada—2.6%
Suncor Energy	15,200	1,319,929
Finland—1.3%
Nokia	25,200	689,897
France—8.2%
Cie Generale d’Optique Essilor International	9,000	1,081,339
L’Oreal	9,000	1,069,110
LVMH Moet Hennessy Louis Vuitton	9,000	1,062,087
Total	13,800	1,039,648
		4,252,184
Hong Kong—9.9%
China Mobile	59,000	551,593
CLP Holdings	153,000	1,078,679
CNOOC	1,400,000	1,325,000
Hong Kong & China Gas	510,500	1,068,295
Hutchison Whampoa	111,000	1,071,149
		5,094,716
Japan—42.4%
Advantest	19,000	811,799
AEON Mall	15,000	543,527
Astellas Pharma	23,600	1,045,183
Canon	17,800	1,047,188
Daikin Industries	29,000	1,060,351
Daito Trust Construction	20,500	1,086,439
Denso	22,700	796,426
Eisai	22,500	1,046,383
Fanuc	13,500	1,288,936
Hirose Electric	2,500	324,555
Honda Motor	23,000	808,841
HOYA	25,500	825,521
Keyence	4,900	1,046,793
Millea Holdings	26,500	1,053,860
Mitsubishi Estate	35,000	1,075,552
Mitsubishi UFJ Financial Group	92	1,058,297

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Murata Manufacturing	11,300	798,488
Nitto Denko	17,500	869,931
NTT DoCoMo	300	510,250
Rohm	11,800	1,060,696
Secom	16,500	779,549
Shimamura	7,400	795,908
Shin-Etsu Chemical	16,000	1,072,758
Takeda Pharmaceutical	16,000	1,074,073
		21,881,304
Singapore—2.0%
DBS Group Holdings	66,000	1,031,317
Spain—1.5%
Inditex	12,500	788,850
Sweden—3.6%
Hennes & Mauritz, Cl. B	16,500	1,044,440
Telefonaktiebolaget LM Ericsson, Cl. B	210,000	796,662
		1,841,102
Switzerland—4.2%
Nestle	2,800	1,090,286
Novartis	18,800	1,056,637
		2,146,923
United Kingdom—15.9%
BG Group	85,000	1,299,210
BP	92,000	1,028,241
Centrica	140,000	1,062,315
GlaxoSmithKline	42,000	1,089,341
Kingfisher	169,000	830,652
Reckitt Benckiser	19,500	1,060,177
Rio Tinto	13,900	1,010,006
William Morrison Supermarkets	134,000	833,726
		8,213,668
Total Common Stocks
(cost $47,083,174)		48,790,677

8

Other Investment—1.5%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $775,000)		775,000 [a]	775,000

Total Investments (cost $47,858,174)		96.1%	49,565,677
Cash and Receivables (Net)		3.9%	1,988,676
Net Assets		100.0%	51,554,353

[a] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †
	Value (%)		Value (%)

Energy	20.8	Consumber Services	10.9
Consumber Goods	15.5	Financial Services	8.2
Industrial	14.4	Money Market Investment	1.5
Health Care	12.4
Technology	12.4		96.1

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES May 31, 2007 (Unaudited)
			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			47,083,174	48,790,677
Affiliated issuers			775,000	775,000
Cash				3,075,788
Receivable for shares of Common Stock subscribed				233,911
Dividends and interest receivable				141,106
Unrealized appreciation on forward
currency exchange contracts—Note 3				1,180
Prepaid expenses				57,604
				53,075,266

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)				31,681
Payable for investment securities purchased				1,465,476
Unrealized depreciation on forward
currency exchange contracts—Note 3				513
Accrued expenses				23,243
				1,520,913

Net Assets ($)				51,554,353

Composition of Net Assets ($):
Paid-in capital				49,626,800
Accumulated undistributed investment income—net				224,228
Accumulated net realized gain (loss) on investments				(3,089)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				1,706,414

Net Assets ($)				51,554,353

Net Asset Value Per Share
	Class A	Class C	Class R	Class T

Net Assets ($)	3,608,821	669,521	46,861,708	414,303
Shares Outstanding	279,951	52,060	3,627,955	32,145

Net Asset Value Per Share ($)	12.89	12.86	12.92	12.89

See notes to financial statements.

10

STATEMENT OF OPERATIONS From December 29, 2006 (commencement of operations) to May 31, 2007 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $27,082 foreign taxes withheld at source):
Unaffiliated issuers	326,399
Affiliated issuers	24,561
Total Income	350,960
Expenses:
Management fee—Note 2(a)	100,984
Custodian fees	34,119
Registration fees	29,743
Auditing fees	14,937
Legal fees	7,900
Shareholder servicing costs—Note 2(c)	4,997
Distribution fees—Note 2(b)	2,176
Prospectus and shareholders’ reports	900
Directors’ fees and expenses—Note 2(d)	397
Miscellaneous	2,968
Total Expenses	199,121
Less—reduction in management fee
due to undertaking—Note 2(a)	(43,259)
Less—reduction in custody fees
due to earnings credits—Note 1(c)	(29,130)
Net Expenses	126,732
Investment Income—Net	224,228

Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	6,852
Net realized gain (loss) on forward currency exchange contracts	(9,941)
Net Realized Gain (Loss)	(3,089)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	1,706,414
Net Realized and Unrealized Gain (Loss) on Investments	1,703,325
Net Increase in Net Assets Resulting from Operations	1,927,553

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS
From December 29, 2006
(commencement of operations) to May 31, 2007 (Unaudited)

Operations ($):
Investment income—net	224,228
Net realized gain (loss) on investments	(3,089)
Net unrealized appreciation (depreciation) on investments	1,706,414
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,927,553

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	4,196,287
Class C shares	753,574
Class R shares	45,340,200
Class T shares	500,000
Cost of shares redeemed:
Class A shares	(700,000)
Class C shares	(100,000)
Class R shares	(263,261)
Class T shares	(100,000)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	49,626,800
Total Increase (Decrease) in Net Assets	51,554,353

Net Assets ($):
Beginning of Period	—
End of Period	51,554,353
Undistributed investment income—net	224,228

12

Capital Share Transactions:
Class A
Shares sold	334,896
Shares redeemed	(54,945)
Net Increase (Decrease) in Shares Outstanding	279,951

Class C
Shares sold	59,928
Shares redeemed	(7,868)
Net Increase (Decrease) in Shares Outstanding	52,060

Class R
Shares sold	3,648,611
Shares redeemed	(20,656)
Net Increase (Decrease) in Shares Outstanding	3,627,955

Class T
Shares sold	40,000
Shares redeemed	(7,855)
Net Increase (Decrease) in Shares Outstanding	32,145

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from December 29, 2006 (commencement of operations) to May 31, 2007.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distribu-tions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class R	Class T
	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment income—net [a]	.06	.02	.11	.05
Net realized and unrealized
gain (loss) on investments	.33	.34	.31	.34
Total from Investment Operations	.39	.36	.42	.39
Net asset value, end of period	12.89	12.86	12.92	12.89

Total Return (%) [b]	3.12[c]	2.88[c]	3.36	3.12[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [b]	.80	1.12	.68	.91
Ratio of net expenses
to average net assets [b]	.58	.88	.42	.69
Ratio of net investment income
to average net assets [b]	.48	.17	.87	.36
Portfolio Turnover Rate [b]	.92	.92	.92	.92

Net Assets, end of period ($ x 1,000)	3,609	670	46,862	414

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Exclusive of sales charge.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company currently offering five series, including the fund, which commenced operations on December 29, 2006.The fund’s investment objective seeks long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Walter Scott & Partners Limited (“WSPL”) serves as the fund’s sub-investment adviser.The fiscal year end of the fund is November 30.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s Board of Directors approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007.The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

As of May 31, 2007, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 225,055 shares of Class A shares, 32,132 shares of Class C and 32,145 shares of Class T, respectively.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to

16

reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

18

(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until November 30, 2007, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $43,259 during the period ended May 31, 2007.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and WSPL, Dreyfus pays WSPL an annual fee of .55% of the value of the fund’s average daily net assets up to $250 million and .35% of the value of the fund’s average daily net assets in excess of $250 million, payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2007, Class C and Class T shares were charged $1,662 and $514, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2007, Class A, Class C and Class T shares were charged $3,781, $554 and $514, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $98 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

20

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $33,280, Rule 12b-1 distribution plan fees $511, shareholder services plan fees $1,046, chief compliance officer fees $2,044 and transfer agency per account fees $60, which are offset against an expense reimbursement currently in effect in the amount of $5,260.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended May 31, 2007, amounted to $47,336,395 and $281,041, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward con-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at May 31, 2007:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases:
Australian Dollar,
expiring 6/5/2007	66,298	54,736	54,888	152
British Pound,
expiring 6/4/2007	227,440	449,354	450,309	955
Euro,
expiring 6/4/2007	43,642	58,672	58,711	39
Hong Kong Dollar,
expiring 6/4/2007	1,758,674	225,219	225,231	12
Japanese Yen,
expiring 6/5/2007	66,011,532	542,903	542,390	(513)
Swiss Franc,
expiring 6/4/2007	164,084	133,924	133,946	22
Total				667

At May 31, 2007, accumulated net unrealized appreciation on investments was $1,707,503, consisting of $2,416,861 gross unrealized appreciation and $709,358 gross unrealized depreciation.

At May 31,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on December 20, 2006, the Board considered the approval, through the renewal date of November 30 2008, of the fund’s Management Agreement, pursuant to which the Manager would provide the fund with investment advisory and administrative services, and of the Manager’s Sub-Investment Advisory Agreement with Walter Scott & Partners Limited (“WSPL”), pursuant to which WSPL would serve as sub-investment adviser and would provide day-to-day management of the Fund’s portfolio. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services to be provided to the fund, and discussed the nature, extent, and quality of the services to be provided to the fund by the Manager pursuant to the Management Agreement, and by WSPL pursuant to the Sub-Investment Advisory Agreement. The Manager’s representatives noted the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s intended distribution channels. The Board noted that, as a new fund, the fund did not have any assets or open accounts.

The Board members also considered the Manager’s and WSPL’s research and portfolio management capabilities and that the Manager also will provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Manager’s extensive administrative, accounting, and compliance infrastructure, as well as the Manager’s supervisory activities over WSPL.

Comparative Analysis of the Fund’s Proposed Management Fee and Expenses. As the fund has not yet commenced operations, the Board members were not able to review the fund’s performance or actual expense ratio.The Board discussed with representatives of the Manager the investment strategies to be employed by WSPL in the management of the fund’s assets.The Board members noted WSPL’s reputation and experience with respect to international equity investing and the individual portfolio managers’ experience in investing in the domestic and foreign markets.

The Board members also discussed the fund’s management fee (and sub-advisory fee) and anticipated expense ratio and compared them to the range of management fees and expense ratios for the funds in the Lipper International Large-Cap Growth Funds category. The Board members noted that the proposed management fee for the fund was lower than the average management fee for the Lipper category. The Board also noted the Manager’s agreement to limit the fund’s total expense ratio at least through November 30, 2007.

Representatives of the Manager noted that there were no mutual funds managed by the Manager or its affiliates reported in the same Lipper category as the fund. The Manager’s representatives also reviewed the fees charged to institutional separate accounts managed by WSPL (the “Similar Accounts”) that have similar investment objectives and policies as the fund.The Manager’s representatives explained the nature of each Similar Account and the differences, from the Manager’s and WSPL’s perspective (as applicable), in providing services to the Similar Accounts as compared to the fund.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s proposed management fee and sub-advisory fee.

24

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, the Manager’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager.The Board members also considered potential benefits to the Manger or WSPL from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements in the future with respect to trading the fund’s portfolio.The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets.The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee annually after an initial term of the Management Agreement. Since the Manager, and not the fund, will pay WSPL pursuant to the Sub-Investment Advisory Agreement, the Board did not consider WSPL’s profitability to be relevant.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the fund’s Management Agreement and the Sub-Investment Advisory Agreement with WSPL. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices to be provided by the Manager and WSPL are adequate and appropriate.The Board considered the Manager’s and WSPL’s experi- ence and reputation with respect to international equity investing and the portfolio managers’ experience in investing in foreign markets.
  The Board noted that since the Fund had not commenced opera- tions, it had no performance to measure and thus performance was not a factor.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee to be paid to the Manager by the Fund was reasonable in light of the services to be provided, com- parative expense and management fee information, and benefits anticipated to be derived by the Manager or WSPL from its rela- tionship with the fund, and that, the fee to be paid by the Manager or WSPL is reasonable and appropriate.

The Board members considered these conclusions and determinations, and without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement, and Sub-Advisory Agreement with WSPL, was in the best interests of the fund and its prospective shareholders.

26

NOTES

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)